Earnings per share (Details Textual) - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Income Statement [Abstract]
Profit (loss), attributable to ordinary equity holders of parent entity	₨ 9,806	₨ 12,039	₨ 20,013